EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.2%
	AUSTRALIA — 5.2%
470,000	Evolution Mining Ltd.	$4,814,219
180,000	Northern Star Resources Ltd.	3,627,324
150,000	Sonic Healthcare Ltd.	2,397,117
630,000	Telstra Group Ltd.	2,140,798
		12,979,458
	BRAZIL — 6.6%
700,000	Ambev S.A. - ADR	1,946,000
1,000,000	B3 S.A. - Brasil Bolsa Balcao	3,068,709
1,000,000	Banco Bradesco S.A. - ADR	4,050,000
400,000	Itau Unibanco Holding S.A. - ADR	3,436,000
250,000	Vale S.A. - ADR	4,017,500
		16,518,209
	CANADA — 18.6%
20,000	Agnico Eagle Mines Ltd.	3,810,000
700,000	Algonquin Power & Utilities Corp.	4,595,726
500,000	B2Gold Corp.	2,450,000
22,000	Bank of Nova Scotia	1,644,709
185,000	Barrick Mining Corp.	8,471,150
70,000	BCE, Inc.	1,809,503
60,000	Canadian Utilities Ltd. - Class A	1,941,837
400,000	Equinox Gold Corp. *	5,720,000
400,000	IAMGOLD Corp. *	7,272,000
15,000	Nutrien Ltd.	1,033,350
100,000	Pan American Silver Corp.	5,460,000
50,000	Power Corp. of Canada	2,521,480
		46,729,755
	CHINA — 1.5%
170,000	Alibaba Group Holding Ltd.	3,681,981
	DENMARK — 1.4%
60,000	Novo Nordisk A/S - ADR	3,565,800
	FINLAND — 1.5%
160,000	Fortum Oyj	3,777,146
	FRANCE — 7.3%
206,000	Engie S.A.	6,129,208
4,000	LVMH Moet Hennessy Louis Vuitton S.E.	2,593,172
35,000	Sanofi S.A.	3,285,918
60,000	TotalEnergies S.E. - ADR	4,344,000

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
55,000	Veolia Environnement S.A.	$2,062,174
		18,414,472
	GERMANY — 3.2%
75,000	Bayer A.G.	3,961,593
130,000	E.ON S.E.	2,753,023
7,000	SAP S.E.	1,415,268
		8,129,884
	INDONESIA — 0.8%
100,000	Telkom Indonesia Persero Tbk P.T. - ADR	2,112,000
	IRELAND — 2.1%
20,000	Accenture PLC - Class A	5,272,800
	ITALY — 2.4%
400,000	Enel S.p.A.	4,413,466
85,000	Eni S.p.A.	1,735,669
		6,149,135
	MEXICO — 2.0%
800,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,772,030
1,000,000	Wal-Mart de Mexico S.A.B. de C.V.	3,173,495
		4,945,525
	NETHERLANDS — 1.5%
2,500	ASML Holding N.V.	3,557,500
8,000	Magnum Ice Cream Co. N.V. *	142,000
		3,699,500
	NEW ZEALAND — 0.6%
2,600,000	Kiwi Property Group Ltd.	1,581,071
	NORWAY — 4.4%
100,000	Aker BP A.S.A.	2,921,967
100,000	Austevoll Seafood A.S.A.	962,567
110,000	Equinor A.S.A. - ADR	2,953,500
150,000	Norsk Hydro A.S.A.	1,344,478
180,000	Telenor A.S.A.	3,027,880
		11,210,392
	SINGAPORE — 4.1%
1,200,000	CapitaLand Investment Ltd.	2,905,432
55,000	DBS Group Holdings Ltd.	2,559,547

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
800,000	Singapore Telecommunications Ltd.	$2,886,566
4,000,000	Starhill Global REIT - REIT	1,855,200
		10,206,745
	SOUTH KOREA — 3.9%
1,500	Samsung Electronics Co., Ltd. - GDR	4,131,000
200,000	SK Telecom Co., Ltd. - ADR	5,638,000
		9,769,000
	SPAIN — 4.4%
100,000	Banco Bilbao Vizcaya Argentaria S.A.	2,542,674
55,000	Endesa S.A.	2,026,968
117,241	Iberdrola S.A.	2,630,140
85,000	Repsol S.A.	1,668,059
578,064	Telefonica S.A.	2,340,077
		11,207,918
	SWEDEN — 0.6%
25,000	Evolution A.B. [1]	1,623,912
	SWITZERLAND — 3.0%
20,000	Novartis A.G. - ADR	2,973,600
10,000	Roche Holding A.G.	4,536,282
		7,509,882
	UNITED KINGDOM — 12.1%
75,000	BP PLC - ADR	2,841,000
150,000	British American Tobacco PLC - ADR	9,102,000
55,000	GSK PLC - ADR	2,838,000
520,000	John Wood Group PLC *	185,003
18,000	Reckitt Benckiser Group PLC	1,500,492
35,000	Shell PLC - ADR	2,696,050
35,555	Unilever PLC - ADR	2,430,540
6,000,000	Vodafone Group PLC	8,817,734
		30,410,819
	UNITED STATES — 4.0%
40,000	Newmont Corp.	4,494,000
34,000	Newmont Corp. - CDI	4,102,444
8,000	Philip Morris International, Inc.	1,435,520
		10,031,964
	TOTAL COMMON STOCKS
	(Cost $158,048,904)	229,527,368

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	RIGHTS — 0.0%
	SPAIN — 0.0%
117,241	Iberdrola S.A., Expiration Date: February 25, 2026*	$35,592
	TOTAL RIGHTS
	(Cost $0)	35,592
	SHORT-TERM INVESTMENTS — 6.7%
16,816,510	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.506% [2]	16,816,510
	Total Short-Term Investments
	(Cost $16,816,510)	16,816,510
	TOTAL INVESTMENTS — 97.9%
	(Cost $174,865,414)	246,379,470
	Other Assets in Excess of Liabilities — 2.1%	5,306,361
	TOTAL NET ASSETS — 100.0%	$251,685,831

ADR – American Depository Receipt
CDI – CHESS Depositary Interest
GDR – Global Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,623,912, which represents 0.65% of Net Assets.
[2]The rate is the annualized seven-day yield at period end.